2. Summary of Significant Accounting Policies: (q) Going Concern (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(q) Going Concern

(q) Going Concern

As shown in the accompanying consolidated financial statements, the Company has an accumulated deficit of $10,980,558 as of March 31, 2018. The Company will be required to raise additional capital to fund its operations, and will continue to attempt to raise capital resources from both related and unrelated parties until such time as the Company is able to generate revenues sufficient to maintain itself as a viable entity. These factors have raised substantial doubt about the Company's ability to continue as a going concern. There can be no assurances that the Company will be able to raise additional capital or achieve profitability. These consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

The Company plans to strengthen its core business, control its overall expenditures, improve the efficiency of its operations and continue its efforts to expand by exploring additional product lines and market opportunities.